Retirement Plans (Schedule of Changes in Projected Benefit Obligations) (detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligations at beginning of year	$ 212,908	$ 170,478
Service cost	10,502	8,515	$ 7,752
Interest cost	8,902	8,236	7,592
Plan Amendments	0	952
Actuarial (gain) loss	(11,340)	30,556
Benefits payments and expenses	(6,936)	(5,829)
Benefit obligation at end of year	214,036	212,908	170,478
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	157,948	154,650
Actual gain on plan assets	2,126	8,777
Employer contributions	23,100	350
Benefits payments and expenses	(6,936)	(5,829)
Fair value of plan assets at end of year	176,238	157,948	$ 154,650
Unfunded Status	$ 37,798	$ 54,960